Net Loss Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Net Loss Per Share

15. Net Loss Per Share

The following table sets forth the computation of basic and diluted net loss per share attributable to common stockholders:

	Three Months Ended June 30,		Six Months Ended June 30,
(in thousands, except share and per share amounts)	2019	2020	2019	2020
Net loss	$(33,340)	$(63,228)	$(60,479)	$(104,287)
Accretion of redeemable convertible preferred stock	(25,879)	—	(43,843)	—

Net loss attributable to common stockholders	$(59,219)	$(63,228)	$(104,322)	$(104,287)

Weighted-average number of shares outstanding used to compute net loss per share attributable to common stockholders, basic and diluted	8,580,150	31,599,497	8,579,539	20,035,476

Net loss per share attributable to common stockholders, basic and diluted	$(6.90)	$(2.00)	$(12.16)	$(5.21)

The following potentially dilutive shares were not included in the calculation of diluted shares outstanding for the periods presented as the effect would have been anti-dilutive:

	As of June 30,
	2019	2020
Redeemable convertible preferred stock	66,825,300	—
Warrants	161,136	—
Stock options	5,985,508	6,340,076
Restricted stock awards	3,873,214	3,249,382
Restricted stock units	408,000	2,488,402

Total	77,253,158	12,077,860

16. Net Loss Per Share

The following table sets forth the computation of basic and diluted net loss per share attributable to common stockholders:

	Year Ended December 31,
(in thousands, except share and per share amounts)	2018	2019
Net loss	$(85,178)	$(142,978)
Accretion of redeemable convertible preferred stock	(13,036)	(132,750)

Net loss attributable to common stockholders	$(98,214)	$(275,728)

Weighted-average number of shares outstanding used to compute net loss per share attributable to common stockholders, basic and diluted	8,540,778	8,605,962

Net loss per share attributable to common stockholders, basic and diluted	$(11.50)	$(32.04)

The following potentially dilutive shares were not included in the calculation of diluted shares outstanding for the periods presented as the effect would have been anti-dilutive:

	Year Ended December 31,
	2018	2019
Redeemable convertible preferred stock	66,825,300	83,568,628
Warrants	161,136	161,136
Stock options	2,961,008	6,110,000
Restricted stock awards	3,873,214	3,249,382
Restricted stock units	100,000	408,000

Total	73,920,658	93,497,146